Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Expense at Federal Statutory Rate						$ (5,405)	$ (3,615)
Expense at Federal Statutory Rate, Percentage						21.00%	21.00%
State taxes, net						$ (1,149)	$ (62)
State taxes, net, percentage						4.47%	0.36%
Foreign operations						$ 375	$ 153
Foreign operations, percentage						(1.46%)	(0.89%)
UK goodwill impairment							$ 1,900
UK goodwill impairment, percentage						0.00%	(11.04%)
Permanent differences						$ 1,349	$ 116
Permanent differences, percentage						(5.24%)	(0.67%)
True-up adjustments						$ 1,481	$ 813
True-up adjustments, percentage						(5.76%)	6.56%
True-up adjustments						$ (556)
True-up adjustments, percentage						2.16%	0.00%
True-up adjustments						$ 5,121
True-up adjustments, percentage						(19.90%)	0.00%
Change in valuation allowance						$ (1,006)	$ 608
Change in valuation allowance, percentage						3.91%	(3.53%)
Other						$ 94	$ (135)
Other, percentage						(0.36%)	10.50%
Total tax (benefit) expense		$ 51	$ 21	$ 151	$ 67	$ 304	$ (222)
Total tax (benefit) expense, percentage	(1.80%)		(0.53%)	(2.09%)	(0.67%)	(1.18%)	1.28%